Investments in Equity Accounted Investees - Summary of Material Joint Venture (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of joint ventures [line items]
Current assets	$ 18,441.5				₨ 1,515,317.6		₨ 1,469,543.4
Non-current assets	21,444.1				1,762,074.4		1,754,059.3
Current liabilities	(18,772.0)				(1,542,488.5)		(1,497,456.7)
Non-current liabilities	(15,279.9)				(1,255,548.0)		(1,285,581.4)
Cash and cash equivalents	3,880.6			₨ 317,000.1	318,869.5	$ 4,643.9	381,590.1	₨ 184,678.0
Revenue	41,891.3	₨ 3,442,205.3	₨ 2,765,766.9	2,481,631.4
Net income/(loss)	342.7	28,160.6	(112,372.2)	(142,138.0)
Total comprehensive income for the year	109.6	9,009.7	(116,688.6)	(113,126.7)
Depreciation and amortization	2,931.6	240,885.7	239,317.1	229,638.1
Interest income	(152.3)	(12,511.8)	(6,252.1)	(4,925.3)
Interest expense (net)	1,246.1	102,392.3	93,263.1	80,840.5
Income tax expense/(credit)	$ 85.7	₨ 7,040.6	₨ 42,204.9	25,410.7
Chery Jaguar Land Rover Automotive Co. Limited [member]
Disclosure of joint ventures [line items]
Principal place of the business	China	China
% holding	50.00%	50.00%	50.00%
Current assets	$ 802.3				65,924.5		62,539.3
Non-current assets	1,566.7				128,735.4		143,432.4
Current liabilities	(1,454.1)				(119,480.2)		(137,225.3)
Non-current liabilities	(91.2)				(7,495.8)		(4,216.6)
Total net assets of material joint venture	823.7				67,683.9		64,529.8
Cash and cash equivalents	490.3				40,287.9		38,874.2
Current financial liabilities (excluding trade and other payables and provisions)	(419.5)				(34,471.9)		(44,411.1)
Other consolidation adjustments	(5.9)				(484.8)		(468.2)
Non-current financial liabilities (excluding trade and other payables and provisions)	(88.0)				(7,230.6)		(3,845.0)
Share of net assets of material joint venture	411.9				33,842.0		32,264.9
Carrying amount of the Company's interest in joint venture	406.0				₨ 33,357.2		₨ 31,796.7
Revenue	1,969.3	₨ 161,814.2	₨ 169,884.5	180,580.0
Net income/(loss)	34.8	2,856.1	(3,695.9)	(8,220.9)
Total comprehensive income for the year	34.8	2,856.1	(3,695.9)	(8,220.9)
Depreciation and amortization	206.3	16,953.9	18,423.7	19,898.1
Interest income	(11.9)	(979.9)	(508.9)	(720.8)
Interest expense (net)	16.9	1,386.5	1,730.4	2,030.8
Income tax expense/(credit)	$ 12.7	₨ 1,045.6	₨ 2,035.8	₨ 3,060.7